TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Trade payables	$ 2,583	$ 492
Payroll related liabilities	658	208
Lease obligations - current	131	23
Withholding taxes payable	11
Interest payable on Camino Rojo project loan		79
Total trade and other current payables	3,383	802
Accrued liabilities
Land and water fees	1,852
Construction-related	1,082
Payroll related	725	833
Other	684	745
Accrued liabilities	$ 4,343	$ 1,578